Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 38	$ 48
Investment contract liabilities	3,248	3,117
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	38	48
Investment contract liabilities	2,414	2,267
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	38	52
Investment contract liabilities	$ 2,465	$ 2,566